Related parties (Detail 5) - UBS AG - USD ($) $ in Millions	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017		Jan. 01, 2017
Receivables
Loans and advances to customers	$ 1,161			$ 2,208
Financial assets at fair value held for trading	139			101
Other financial assets measured at amortized cost	105			116
Payables
Customer deposits	2,152			3,489
Funding from UBS Group AG and its subsidiaries	41,202	[1]	$ 35,648	35,648	[1]	$ 24,201
Other financial liabilities measured at amortized cost	$ 1,711			$ 1,587

[1]
All balances in 2018 are against UBS Group Funding (Switzerland) AG as counterparty. Prior year balances were against both UBS Group AG and UBS Group Funding (Switzerland) AG as counterparties. In May 2018, UBS substituted UBS Group AG where it was the issuer of outstanding AT1 capital instruments with UBS Group Funding (Switzerland) AG.